Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Trust Allegiance Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The American Trust Allegiance Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-27
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.03% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.03%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Advisor selects principally domestic and foreign stocks for the Fund’s portfolio that it expects will appreciate in value over the long term.  Under normal market conditions, the Fund will invest at least 85% of its net assets (plus any borrowings for investment purposes) in foreign and domestic equity securities including both long and short positions.  Short positions are limited to 10% of the Fund’s net assets.  The Advisor uses a “bottom up” approach to stock investing and does not attempt to forecast the U.S. economy, interest rates, inflation or the U.S. stock market.  It focuses on finding companies that meet its financial criteria, including either a history of consistent earnings and revenue growth or strong prospects of earnings and revenue growth, and a strong balance sheet.  With respect to long equity positions, the Advisor purchases the securities of a company with the intention of holding them, under normal circumstances, for a minimum of three years.  Companies should demonstrate leadership, operating momentum and strong prospects for annual growth rates of 10% or better.  The Advisor may decide to sell a security due to changes in fundamentals, such as marked deceleration in earnings growth, decline in revenues or deterioration of the balance sheet, or a change in a company’s valuation or competitive position.  Normally, the companies in which the Fund invests represent nine major economic or market sectors: consumer discretionary, consumer staples, energy, financial services, technology, industrials, utilities, telecommunications, and materials.

The Fund avoids investments in companies that have significant involvement in the tobacco, pharmaceuticals, biotechnology, medical diagnostic services and products, gambling and liquor industries, although the Fund may engage in short sales of these companies.  While the Fund may invest in or sell short a company that conducts operations in one of these industries, the Fund will not invest in such a company unless current revenues from these industries represent less than 5% of the total revenues of the company at the time of investment.  The majority of companies in which the Fund invests will have no operations in these industries.

The Advisor expects that the Fund’s portfolio will generally consist predominantly of mid- and large-capitalization stocks, but in some market environments small-capitalization stocks may constitute a large portion of the Fund’s portfolio.  The Advisor considers a small-capitalization stock to be one with a market capitalization of less than $1 billion at the time of investment; a mid-capitalization stock to be one with a market capitalization of between $1 billion and $10 billion at the time of investment; and a large-capitalization stock to be one with a market capitalization of more than $10 billion at the time of investment.  The Fund may invest up to 40% of its net assets in foreign companies, including up to 30% of the Fund’s net assets in emerging markets, through U.S. listed securities, depositary receipts or through purchases on foreign exchanges.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Fund.  There is no assurance that the Fund’s investment objective will be achieved.  The following principal risks could affect the value of your investment:

•	Market Risk. The market value of a security may fluctuate, sometimes rapidly and unpredictably, and you could lose money.

•
Management Risk. Your investment in the Fund varies with the success and failure of the Advisor’s investment strategies, as well as the Advisor’s research, analysis and determination of portfolio securities.

•
Socially Responsible Investing Policy Risk.  The Fund’s portfolio is subject to socially responsible investment criteria. As a result, the Fund may pass up opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell securities for social reasons when it is otherwise disadvantageous to do so.

•
Equity Risk.  The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.

•	Small- and Medium-Sized Company Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger market capitalization stocks.

•
Foreign Securities Risk.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments.  In addition, investments made in foreign currencies may be subject to the risk of currency devaluation or exchange rate risk.

•
Emerging Markets Risk.  Investing in securities of issuers located in emerging markets poses greater risk of social, political and economic instability, which could affect the Fund’s investments.  Emerging market countries may have smaller securities markets and therefore less liquidity and greater price volatility than more developed markets.

•
Sector Emphasis Risk.  Sector emphasis risk is the risk that the securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•
Short Sales Risk. Short sales involve specific risk considerations and may be considered a speculative technique.  In addition, under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

The Fund may be appropriate for investors who:

•	Want exposure to investments in companies that promote social responsibility;

•	Are pursuing a long-term goal such as retirement and those seeking the potential for long-term capital appreciation; and

•	Are willing to accept higher short-term risk along with higher potential for long-term growth of capital.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns for the 1-, 5-, 10-year, and since inception periods, compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.allegiancefund.com or by calling toll free at 1-800-385-7003.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-385-7003
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allegiancefund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The Fund’s year-to-date total return as of March 31, 2014 was 1.63%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the Fund’s highest quarterly return was 20.34% for the quarter ended June 30, 2009, and the lowest quarterly return was -20.97% for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.97%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  After-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns(For the periods ended December 31, 2013)
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 1997
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	549
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	976
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,166
Annual Return 2004	rr_AnnualReturn2004	10.10%
Annual Return 2005	rr_AnnualReturn2005	4.04%
Annual Return 2006	rr_AnnualReturn2006	9.30%
Annual Return 2007	rr_AnnualReturn2007	11.51%
Annual Return 2008	rr_AnnualReturn2008	(34.91%)
Annual Return 2009	rr_AnnualReturn2009	29.40%
Annual Return 2010	rr_AnnualReturn2010	13.11%
Annual Return 2011	rr_AnnualReturn2011	(0.27%)
Annual Return 2012	rr_AnnualReturn2012	16.28%
Annual Return 2013	rr_AnnualReturn2013	26.07%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 1997
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.72%

[1]	American Trust Investment Advisors, LLC (the "Advisor") has contractually agreed to waive a portion or all of its management fee and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses), to ensure that Net Annual Fund Operating Expenses do not exceed 1.45% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least June 27, 2015, and may be terminated only by the Trust's Board of Trustees (the "Board" or "Trustees"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.